iShares
®
MSCI Belgium ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  6 .2%
KBC Ancora ............................ 18,103 $ 1,715,914
KBC Group N.V. ......................... 35,583 4,721,895
6,437,809
a
Beverages  —  21 .4%
Anheuser-Busch InBev SA/N.V. ............... 276,138 22,109,703
a
Biotechnology  —  14 .8%
Argenx SE
(a)
............................ 17,506 14,633,852
Lakefront Biotherapeutics N.V.
(a)
............... 23,608 668,064
15,301,916
a
Building Products  —  0 .7%
Recticel SA ............................. 54,503 679,254
a
Capital Markets  —  0 .9%
Gimv N.V. .............................. 15,703 887,890
a
Chemicals  —  6 .5%
Solvay SA .............................. 37,982 1,143,657
Syensqo SA ............................ 29,317 2,294,232
Tessenderlo Group SA ..................... 21,390 547,923
Umicore SA ............................ 91,459 2,687,774
6,673,586
a
Construction & Engineering  —  3 .8%
Ackermans & van Haaren N.V. ................ 9,313 2,947,570
Deme Group N.V. ........................ 4,717 1,017,842
3,965,412
a
Consumer Staples Distribution & Retail  —  0 .8%
Colruyt Group N.V. ........................ 21,299 824,296
a
Distributors  —  1 .8%
D'ieteren Group .......................... 9,431 1,881,382
a
Diversified Telecommunication Services  —  0 .8%
Proximus SADP .......................... 101,028 787,165
a
Electric Utilities  —  2 .7%
Elia Group SA/N.V. , Class B ................. 17,820 2,770,055
a
Electronic Equipment, Instruments & Components  —  0 .5%
Barco N.V. ............................. 50,803 544,116
a
Entertainment  —  0 .5%
Kinepolis Group N.V. ...................... 15,771 544,883
a
Financial Services  —  4 .7%
Groupe Bruxelles Lambert N.V. ............... 31,812 2,995,319
Sofina SA .............................. 7,017 1,820,844
4,816,163
a
Food Products  —  2 .2%
Lotus Bakeries N.V. ....................... 178 2,281,221
a
Health Care Providers & Services  —  1 .1%
Fagron ................................ 39,120 1,098,843
a
Health Care REITs  —  3 .6%
Aedifica SA ............................. 37,628 3,103,956
Cofinimmo SA ........................... 6,290 609,305
3,713,261
a
Security Shares Value
a
Industrial REITs  —  2 .9%
Montea N.V. ............................ 11,585 $ 901,805
Warehouses De Pauw CVA .................. 82,693 2,141,625
3,043,430
a
Insurance  —  4 .2%
Ageas SA/N.V. .......................... 56,264 4,359,432
a
Metals & Mining  —  1 .0%
Bekaert SA ............................. 20,898 1,006,548
a
Oil, Gas & Consumable Fuels  —  1 .2%
CMB Tech N.V. .......................... 80,629 1,275,259
a
Pharmaceuticals  —  11 .1%
Financiere de Tubize SA .................... 8,421 2,206,508
UCB SA ............................... 31,420 9,225,746
11,432,254
a
Real Estate Management & Development  —  0 .9%
VGP N.V. .............................. 9,135 891,123
a
Residential REITs  —  0 .8%
Xior Student Housing N.V. ................... 25,606 827,659
a
Retail REITs  —  1 .1%
Retail Estates N.V. ........................ 9,666 800,086
Vastned N.V. ............................ 10,835 372,819
1,172,905
a
Semiconductors & Semiconductor Equipment  —  1 .2%
Melexis N.V. ............................ 13,097 1,237,516
a
Specialized REITs  —  0 .6%
Shurgard Self Storage Ltd. .................. 23,442 671,897
a
Trading Companies & Distributors  —  1 .2%
Azelis Group N.V. ........................ 110,300 1,264,926
a
a
Total Long-Term Investments — 99.2%
(Cost: $ 99,006,459 ) ................................. 102,499,904
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(b) (c) (d)
...................... 2,298 2,298
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 74,334 74,334
a
Total Short-Term Securities — 0.1%
(Cost: $ 76,632 ) .................................... 76,632
Total Investments — 99.3%
(Cost: $ 99,083,091 ) ................................. 102,576,536
Other Assets Less Liabilities — 0 .7% ..................... 731,866
Net Assets — 100.0% ................................. $ 103,308,402
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Belgium ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 766,275  $ —  $ (763,793)
(a)
$ (144) $ (40) $ 2,298  2,298  $ 7,199
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 10,000  64,334
(a)
—  —  —  74,334  74,334  595  —
$ —  $ (144) $ (40)
$ 76,632
$ 7,794  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 108 06/19/26 $ 764 $ 17,579

iShares
®
MSCI Belgium ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,259,539  $ 99,240,365  $ —  $ 102,499,904
Short-Term Securities
Money Market Funds ...................................... 76,632  —  —  76,632
$ 3,336,171  $ 99,240,365  $ —  $ 102,576,536
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,579  $ —  $ —  $ 17,579
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)